Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class Of Warrant Or Right [Line Items]
Summary of Changes in Warrant Liabilities Activity

The following represents a summary of the warrant liabilities activity during the three months ended March 31, 2022 :

	Series A-4	Private Placement
	Warrants	Warrants	Total
Balance at December 31, 2021	$15,821	$—	$15,821
Assumed upon Business Combination	—	8,140	8,140
Changes in fair value	926	(4,410)	(3,484)
Conversion and exchange upon Business Combination	(16,747)	—	(16,747)
Balance at March 31, 2022	$—	$3,730	$3,730

Summary of Weighted Average Assumptions of Fair Value of Liabilities

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at March 31, 2022 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Earnout liability (See Note 14)	$25,002	$—	$—	$25,002
Private placement warrant liability (see Note 13)	3,730	—	—	3,730
One Srl call option (see Note 11)	2,623	—	—	2,623
Total liabilities measured at fair value	$31,355	$—	$—	$31,355

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Legacy Gelesis preferred stock warrants (See Note 13)	15,821	—	—	15,821
One Srl call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Preferred stock warrants	15,821	—	—	15,821
One Srl call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

Schedule of warrants outstanding

Summary of Outstanding Warrants

The following represents a summary of the warrants outstanding at December 31, 2021:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
August 2013	Liability	Series A-4 redeemable convertible preferred stock (“Series A-4”)	708,493
October 2020	Equity	Common stock	522,009

The following represents a summary of the warrants outstanding at December 31, 2020:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
April 2011	Liability	Series A-1 redeemable convertible preferred stock (“Series A-1”)	74,784
June 2012	Liability	Series A-3 redeemable convertible preferred stock (“Series A-3”)	238,189
August 2013	Liability	Series A-4 redeemable convertible preferred stock (“Series A-4”)	708,493
October 2020	Equity	Common stock	522,009

Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Summary of Weighted Average Assumptions of Fair Value of Liabilities

The following weighted-average assumptions were used to determine the fair value of the Private Placement Warrant liability at March 31, 2022:

Private Placement Warrants
Expected term	4.8 years
Expected volatility	40.0%
Expected dividend yield	0.0%
Risk free interest rate	2.4%
Price of Gelesis Common Stock	$4.53
Exercise price of warrants	$11.50